Revenue, Other Income and Other Gain - Schedule of Present Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	$ 45,387	$ 38,244	$ 105,365
Net fair value changes on financial assets at fair value through profit or loss	26,389	(40,899)	(20,609)
Net fair value changes on derivative financial assets			61,897
Total	80,457	130,914	175,171
Insurance Brokerage Services Commission [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	832	1,249	1,040
Digital Solutions Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	2,564	12,220
Fashion, arts and Luxury Magazines and Advertising Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	13,376	11,031	3,608
Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	5,483	3,443	4,012
Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	23,132	10,301
Net fair value changes on financial assets at fair value through profit or loss [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at fair value through profit or loss	26,389	(40,899)	(20,609)
Dividend income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income	8,681	9,935	6,412
Gain related to disposed investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment		123,634	22,106
Services Rendered at a Point in Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		22,581	76,809
Services Rendered Over Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		15,663	28,556
Underwriting Commission [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			12,070
Financial Advisory Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			54,614
Management Fee and Performance based Incentive Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			2,144
Brokerage And Handling Fees [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			5,403
Others [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			74
Digital Solutions Fees [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			22,400
Net fair value changes on derivative financial assets [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on derivative financial assets			61,897
Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			74,305
Total			74,305
Capital Market Solutions [Member] | Insurance Brokerage Services Commission [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Capital Market Solutions [Member] | Digital Solutions Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Capital Market Solutions [Member] | Fashion, arts and Luxury Magazines and Advertising Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Capital Market Solutions [Member] | Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Capital Market Solutions [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Capital Market Solutions [Member] | Net fair value changes on financial assets at fair value through profit or loss [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at fair value through profit or loss
Capital Market Solutions [Member] | Dividend income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income
Capital Market Solutions [Member] | Gain related to disposed investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment
Capital Market Solutions [Member] | Services Rendered at a Point in Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			72,161
Capital Market Solutions [Member] | Services Rendered Over Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			2,144
Capital Market Solutions [Member] | Underwriting Commission [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			12,070
Capital Market Solutions [Member] | Financial Advisory Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			54,614
Capital Market Solutions [Member] | Management Fee and Performance based Incentive Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			2,144
Capital Market Solutions [Member] | Brokerage And Handling Fees [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			5,403
Capital Market Solutions [Member] | Others [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			74
Capital Market Solutions [Member] | Digital Solutions Fees [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Capital Market Solutions [Member] | Net fair value changes on derivative financial assets [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on derivative financial assets
Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	3,396	13,469	23,440
Total	3,396	13,469	23,440
Digital Solutions And Other Services [Member] | Insurance Brokerage Services Commission [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	832	1,249	1,040
Digital Solutions And Other Services [Member] | Digital Solutions Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	2,564	12,220
Digital Solutions And Other Services [Member] | Fashion, arts and Luxury Magazines and Advertising Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions And Other Services [Member] | Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions And Other Services [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions And Other Services [Member] | Net fair value changes on financial assets at fair value through profit or loss [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at fair value through profit or loss
Digital Solutions And Other Services [Member] | Dividend income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income
Digital Solutions And Other Services [Member] | Gain related to disposed investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment
Digital Solutions And Other Services [Member] | Services Rendered at a Point in Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		1,249	1,040
Digital Solutions And Other Services [Member] | Services Rendered Over Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		12,220	22,400
Digital Solutions And Other Services [Member] | Underwriting Commission [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions And Other Services [Member] | Financial Advisory Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions And Other Services [Member] | Management Fee and Performance based Incentive Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions And Other Services [Member] | Brokerage And Handling Fees [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions And Other Services [Member] | Others [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions And Other Services [Member] | Digital Solutions Fees [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			22,400
Digital Solutions And Other Services [Member] | Net fair value changes on derivative financial assets [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on derivative financial assets
Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	18,859	14,474	7,620
Total	18,859	14,474	7,620
Media And Entertainment [Member] | Insurance Brokerage Services Commission [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Media And Entertainment [Member] | Digital Solutions Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Media And Entertainment [Member] | Fashion, arts and Luxury Magazines and Advertising Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	13,376	11,031	3,608
Media And Entertainment [Member] | Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	5,483	3,443	4,012
Media And Entertainment [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Media And Entertainment [Member] | Net fair value changes on financial assets at fair value through profit or loss [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at fair value through profit or loss
Media And Entertainment [Member] | Dividend income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income
Media And Entertainment [Member] | Gain related to disposed investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment
Media And Entertainment [Member] | Services Rendered at a Point in Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		11,031	3,608
Media And Entertainment [Member] | Services Rendered Over Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		3,443	4,012
Media And Entertainment [Member] | Underwriting Commission [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Media And Entertainment [Member] | Financial Advisory Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Media And Entertainment [Member] | Management Fee and Performance based Incentive Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Media And Entertainment [Member] | Brokerage And Handling Fees [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Media And Entertainment [Member] | Others [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Media And Entertainment [Member] | Digital Solutions Fees [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Media And Entertainment [Member] | Net fair value changes on derivative financial assets [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on derivative financial assets
Hotel Operations Hospitality And VIP Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	23,132	10,301
Total	23,132	10,301
Hotel Operations Hospitality And VIP Services [Member] | Insurance Brokerage Services Commission [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Hotel Operations Hospitality And VIP Services [Member] | Digital Solutions Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Hotel Operations Hospitality And VIP Services [Member] | Fashion, arts and Luxury Magazines and Advertising Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Hotel Operations Hospitality And VIP Services [Member] | Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Hotel Operations Hospitality And VIP Services [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	23,132	10,301
Hotel Operations Hospitality And VIP Services [Member] | Net fair value changes on financial assets at fair value through profit or loss [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at fair value through profit or loss
Hotel Operations Hospitality And VIP Services [Member] | Dividend income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income
Hotel Operations Hospitality And VIP Services [Member] | Gain related to disposed investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment
Hotel Operations Hospitality And VIP Services [Member] | Services Rendered at a Point in Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		10,301
Hotel Operations Hospitality And VIP Services [Member] | Services Rendered Over Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Total	35,070	92,670	69,806
Strategic Investment [Member] | Insurance Brokerage Services Commission [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member] | Digital Solutions Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member] | Fashion, arts and Luxury Magazines and Advertising Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member] | Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member] | Net fair value changes on financial assets at fair value through profit or loss [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at fair value through profit or loss	26,389	(40,899)	(20,609)
Strategic Investment [Member] | Dividend income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income	8,681	9,935	6,412
Strategic Investment [Member] | Gain related to disposed investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment		$ 123,634	22,106
Strategic Investment [Member] | Underwriting Commission [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member] | Financial Advisory Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member] | Management Fee and Performance based Incentive Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member] | Brokerage And Handling Fees [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member] | Others [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member] | Digital Solutions Fees [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Strategic Investment [Member] | Net fair value changes on derivative financial assets [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on derivative financial assets			$ 61,897
Services Rendered at a Point in Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	14,208
Services Rendered at a Point in Time [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Services Rendered at a Point in Time [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	832
Services Rendered at a Point in Time [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	13,376
Services Rendered at a Point in Time [Member] | Hotel Operations Hospitality And VIP Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Services Rendered Over Time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	31,179
Services Rendered Over Time [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Services Rendered Over Time [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	2,564
Services Rendered Over Time [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	5,483
Services Rendered Over Time [Member] | Hotel Operations Hospitality And VIP Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	$ 23,132